Trade Receivables - Allowances (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Balance, period start	$ (3,347)	$ (3,275)
Allowance for expected credit losses	(392)	(320)	$ (391)
Utilized provision	593	248
Balance, period end	$ (3,146)	$ (3,347)	$ (3,275)